Related Party Transactions (Narrative) (Details)				12 Months Ended
	Oct. 16, 2017 USD ($) shares yr	Sep. 07, 2017 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) shares yr	Jun. 30, 2018 USD ($) shares yr $ / shares	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Jan. 02, 2018 USD ($)	Dec. 29, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Proceeds from (repayment of) loans from related parties				$ 13,100	$ (29,100)	$ (71,500)
Warrants issued | shares		2,000,000		2,000,000
Exercise price of warrants | $ / shares		$ 0.01		$ 0.01
Proceeds from exercise of warrants		$ 20,000		$ 20,000
Incentive stock option grant | shares	500,000		4,000,000	4,500,000
Exercise price of option	$ 0.15		$ 0.15	$ 0.15
Option term | yr	1		1	1
Fair value of incentive stock options	$ 1,150		$ 40,800
Number of units issued | shares				3,000,000
Per share price of unit | $ / shares				$ 0.10
Directors and Officers [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party				$ 320,951	789,099
Compensation paid				$ 148,604	275,470	$ 282,915
Incentive stock option grant | shares				45,000,000
Exercise price of option				$ 0.15
Option term | yr				1
Fair value of incentive stock options				$ 41,950
CEO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party							$ 300,000	$ 50,000
Forgive accrued and unpaid salary				75,000
Amount converted in shares				$ 150,000
Number of common shares converted | shares				3,000,000
Loan payable				$ 87,500	$ 87,500
CFO [Member]
Disclosure of transactions between related parties [line items]
Amount payable to related party							$ 300,000
Forgive accrued and unpaid salary				72,494
Amount converted in shares				$ 200,000
Number of common shares converted | shares				4,000,000
Amount accrued and unpaid compensation				$ 105,000
Directors [Member]
Disclosure of transactions between related parties [line items]
Shares unit received | shares				1,000,000